Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Assets
Schedule of other assets

	December 31, 2022			December 31, 2021
	Insurance			Insurance
	and	Non-		and	Non-
	reinsurance	insurance		reinsurance	insurance
	companies(1)	companies	Total	companies(1)	companies	Total
Premises and equipment, right-of-use assets (note 22) and non-insurance companies’ investment property(2)	684.0	2,199.7	2,883.7	725.6	1,558.4	2,284.0
Assets associated with unit-linked insurance products (note 3 and note 23)	676.5	—	676.5	637.1	—	637.1
Inventories	—	668.2	668.2	—	547.3	547.3
Other revenue receivables	—	638.9	638.9	—	508.4	508.4
Accrued interest and dividends	313.7	3.5	317.2	211.4	3.7	215.1
Income tax, sales tax and subsidies receivable	71.3	204.6	275.9	61.6	170.3	231.9
Prepaid expenses	111.0	134.8	245.8	110.9	94.9	205.8
Finance lease receivables (note 22)	8.8	218.0	226.8	9.4	256.7	266.1
Prepaid losses on claims	168.9	—	168.9	129.4	—	129.4
Pension surplus (note 21)	144.5	—	144.5	113.8	—	113.8
Receivable for securities sold but not yet settled	11.2	—	11.2	135.4	—	135.4
Other(3)	738.5	85.6	824.1	791.1	55.9	847.0
	2,928.4	4,153.3	7,081.7	2,925.7	3,195.6	6,121.3

Current	993.9	1,632.6	2,626.5	989.9	1,343.7	2,333.6
Non-current	1,934.5	2,520.7	4,455.2	1,935.8	1,851.9	3,787.7
	2,928.4	4,153.3	7,081.7	2,925.7	3,195.6	6,121.3
(1)	Includes Life insurance and Run-off, and Corporate and Other.
(2)	The increase during 2022 principally reflected the consolidation of Grivalia Hospitality and its hospitality real estate as described in note 23.
(3)	Principally comprised of other receivables, deposits and deferred compensation plans.